Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Apr. 01, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 22, 2022	Dec. 31, 2020
Basis of Presentation (Details) [Line Items]
Number of common stock right to receive (in Shares)	35,588,548	124,218,268
Common stock par value per share (in Dollars per share)		$ 0.00001	$ 0.00001		$ 0.00001
Percentage of outstanding shares of capital stock		80.00%	80.00%
Purchase consideration			$ 0.3
Goodwill		$ 1.6	1.6
Debt conversion, converted amount			$ 19.4
Shares issued (in Shares)		1,200,000,000
Future shares issued (in Shares)	5,589,820			510,000,000
Debt conversion price per share (in Dollars per share)			$ 0.569
Debt restructuring fees expense			$ 2.0
Prepaid consulting contract			0.7
General and administrative expenses			3.1
Revenues			8.3
Operating loss			$ (3.2)
Sysorex stock [Member]
Basis of Presentation (Details) [Line Items]
Shares issued (in Shares)			34,097,255
Shares were immediately issued (in Shares)			25,985,633
Prefunded warrant was issued (in Shares)			5,111,622
Future shares issued (in Shares)			3,000,000
Minimum [Member]
Basis of Presentation (Details) [Line Items]
Operations amounted			$ 8.3
Maximum [Member]
Basis of Presentation (Details) [Line Items]
Operations amounted			$ 27.4
TTM Digital [Member]
Basis of Presentation (Details) [Line Items]
Number of common stock right to receive (in Shares)			124,218,268
Common stock par value per share (in Dollars per share)			$ 0.00001